Other disclosures	12 Months Ended
Dec. 31, 2025
Other disclosures
Other disclosures

(22) Other disclosures

German law in accordance with the European Directives on Accounting and the Corporate Governance Codex requires the following additional disclosures.

a) Number of Employees

As of December 31, 2025, the Company employed 4,553 individuals worldwide (December 31, 2024: 4,827). In 2025, a total of 3,682 employees worked in operations (2024: 3,909), and 871 worked in sales and administration (2024: 918). The decrease is due to the sale of Just EU.

b) Corporate Governance Code

According to Sec 161 AktG, the Management Board and Supervisory Board issued statement of compliance with regard to the GCGC. This statement has been made accessible to the Company’s shareholders in the ‘Invest’ section on Evotec’s website (https://www.evotec.com/ir-news/sustainability/governance).

(c) Consolidated subsidiaries and equity investees

Information below shows Evotec’s direct and indirect voting rights in their subsidiaries and other investments. Evotec’s direct and indirect voting rights in dormant companies are not included.

2025
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100
Aptuit (Verona) SRL, Verona, Italy	100
Aptuit (Oxford) Ltd., Abingdon, UK	100
Cyprotex Discovery Ltd., Manchester, UK	100
Cyprotex Ltd., Manchester, UK	100
Cyprotex US, LLC., Framingham, USA	100
Evotec (France) SAS, Toulouse, France	100
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100
Evotec (Hamburg) GmbH, Hamburg, Germany	100
Evotec GT GmbH, Orth an der Donau, Austria*	100
Evotec (India) Private Limited, Thane, India*	100
Evotec International GmbH, Hamburg, Germany	100
Evotec (UK) Ltd., Abingdon, UK	100
Evotec (US), Inc., Princeton, USA	100
Just - Evotec Biologics, Inc., Seattle, USA	100
Evotec (Modena) Srl, Medolla, Italy	100
NephThera GmbH, Hamburg, Germany	100
Evotec Asia Pte. Ltd., Shenton, Singapore	100

2025
Company’s
voting
rights
%
Associates
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.03
Centauri Therapeutics Ltd., Cheshire, UK	22.18
EIR Biotherapies S.r.l., Mirandola (MO), Italy	24.66
Eternygen GmbH, Berlin, Germany*	24.97
Quantro Therapeutics GmbH, Vienna, Austria	38.79
TAG Therapeutics GmbH, Vienna, Austria	20.16
Topas Therapeutics GmbH, Hamburg, Germany	23.86

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	2.32
ArgoBio SAS, Paris, France	8.17
Aurobac Therapeutics SAS, Lyon, France	12.50
Autobahn Labs, LLC, Palo Alto, CA USA	10.53
Blacksmith Medicines Inc., San Diego, CA USA	17.97
Cajal Neuroscience Inc., Seattle, USA	1.18
Carma Fund I, Munich, Germany	10.00
Celmatix Inc., New York, USA	7.47
Curie Bio LLC, Boston, USA	0.10
Curie Bio Seed Fund I LP, Boston, USA	2.83
Extend S.r.l., Rome, Italy	9.10
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics, Inc., Toronto, Canada	7.65
IMIDomics Inc., San Rafael, CA, USA	6.64
Immunitas Therapeutics Inc.*, Waltham, USA	5.54
Leon Nanodrugs GmbH, Munich, Germany	3.99
Mission BioCapital V LP, Cambridge, USA	3.64
Pluristyx Inc., Seattle, USA	3.79
Sernova Corp., Ontario, Canada	4.73
Thelior Bio, Oxford, UK	1.18
Tubulis GmbH, Munich, Germany	3.33
Verto Therapeutics Inc., Boston, USA	4.16
*	in liquidation

The former subsidiary Just — Evotec Biologics EU SAS, Toulouse, France, was sold to Sandoz AG, Basel, Switzerland, effective December 5, 2025. Further information regarding this transaction can be found in Note 3 Significant Transactions.

The former subsidiary Aptuit (Potters Bar) Ltd., Abingdon, UK, was dissolved in 2025.

As of December 30, 2025, the former associate Dark Blue Therapeutics Ltd., Oxford, UK (21.67% of voting rights) was sold.

The investment in Aeovian Pharmaceuticals Inc., San Francisco, USA, (2.32% of voting rights) is held for sale.

As of June 30, 2025, the investment in “OXvax Ltd., Oxford, UK”, (15.33% of voting rights) was liquidated.

As of October 31, 2025, the investment in Carrick Therapeutics Inc, Boston, USA (2.86% of voting rights) was sold.

(d) Management Board

Dr Christian Wojczewski, Chemist, Munich, Germany (CEO),

Dr Cord Dohrmann, Biologist, Göttingen, Germany (Chief Scientific Officer),

Laetitia Rouxel, Business Executive, Clarens, Switzerland (CFO, until February 2025),

Paul Hitchin, Business Executive, Amsterdam, Netherlands (CFO, since March 2025),

Aurélie Dalbiez, Business Executive, Munich, Germany, (Chief People Officer).

The remuneration granted to the members of the Management Board for the financial years 2025 and 2024 are shown below:

in k€	2025	2024
Short-term employee benefits	5,503	4,238
Termination benefits	1,506	1,360
Stock-based compensation	247	(2,231)
Total Remuneration	7,256	3,367

The Members of the Management Board who hold additional memberships in supervisory boards and memberships in comparable governing bodies of enterprises are listed below.

Dr Cord Dohrmann
Member of the Supervisory Board:
Eternygen GmbH, Berlin/Germany* (not listed)
Breakpoint Therapeutics, Hamburg/Germany* (not listed)

* Associated company of Evotec

(e) Supervisory Board

Prof. Dr Iris Löw-Friedrich, Chairwoman of the Supervisory Board, Chairwomen of the Remuneration and Nomination Committee and Member of the Audit and Compliance Committee.

Roland Sackers, CFO and Managing Director of QIAGEN N.V. (listed on the Frankfurt Stock Exchange, Swiss Exchange, New York Stock Exchange and Luxembourg Stock Exchange); Vice Chairman of the Supervisory Board and Chairman of the Audit and Compliance Committee.

Camilla Macapili Languille, Deputy CEO of Direct Investments, Mubadala Investment Company (not listed); Member of the Supervisory Board.

Dr Constanze Ulmer-Eilfort Partner in the law firm Peters, Schönberger & Partner (not listed); Member of the Supervisory Board and Chairwoman of the ESG Committee.

Dr Duncan McHale, Founder and Director of Weatherden Ltd. (not listed); Member of the Supervisory Board.

Wesley Wheeler, CEO & Board Director of LabConnect Inc. (not listed); Member of the Supervisory Board. The remuneration accrued of the Supervisory Board in the financial year was as follows:

in k€	2025	2024
Total remuneration of the supervisory board	670	641

In the financial years 2025, the compensation per Supervisory Board member amounted to € 65k per year (2024: € 65k). The Chair receives € 125k (2024: € 125k) and its deputy € 105k (2024: € 105k) in the financial year 2025. The members of Supervisory Board committees receive € 15k (2024: € 15k) per committee; the chairperson of a committee receives € 30k (2024: € 30k).

In the financial years 2025 and 2024, there was no share-based remuneration.

The Company has a Directors and Officers liability insurance for the members of the Management Board, the Supervisory Board, its senior management and the directors of the subsidiary companies. An appropriate deductible has been agreed for the members of the Supervisory Board.

The members of the Supervisory Board and their additional memberships in supervisory boards and members in comparable governing bodies of enterprises according to Sec 125 (1) sentence 5 AktG are listed in the following:

Prof. Dr. Iris Löw-Friedrich
Chair of the Company / Supervisory Board:
Celosia Therapeutics Pty Ltd., New South Wales/AU (not listed)

Member of the Supervisory Board:
Fresenius SE & Co. KGaA, Bad Homburg/Germany (listed on the Frankfurt, Düsseldorf and Munich Stock Exchange)
Swedish Orphan Biovitrum AB (SOBI), Stockholm/Sweden (listed on the Stockholm Stock Exchange)
Financière de Tubize SA, Brussels/Belgium (listed on Euronext, Brussels)

Roland Sackers
Member of the Board of Directors:
Bio Deutschland e.V., Berlin/ Germany (not listed)

Camilla Macapili Languille
Member of the Board of the Directors:
Globalfoundries Inc., New York/USA (listed on NASDAQ New York)
PCI Pharma Services, Philadelphia/USA (not listed)

Dr. Constanze Ulmer-Eilfort
Member of the Supervisory Board:
Affimed NV, Mannheim/Germany (listed on the NASDAQ New York)

Member of the Advisory Board:
Proxygen GmbH, Vienna/AT (not listed)
Dr Duncan McHale

Wesley Wheeler
Director of the Board:
Envirotainer A/S, Stockholm/SE (not listed)
Argenta Holdco Limited, London/UK (not listed)

Member of the Board of the Directors:
Mallinckrodt Pharmaceuticals, Dublin/IRL (not listed; formerly listed on the NASDAQ)
Cairn Therapeutics, Relaeigh/USA (not listed)
Belhaven Biopharma, New York/USA (not listed)